June 24, 2002


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549
Attn:  Kimberley Browning

                  Re: Bragg Capital Trust: File Nos. 811-21073 and 333-85850 Rule 497 Filing

Dear Ms. Browning:

     Pursuant to Rule 497, paragraph (j) under the Securities Act of 1933, as amended, the undersigned, on behalf of Bragg Capital Trust (the "Trust"), hereby certifies that the form of prospectus that would have been filed under paragraph
(b) or (c) of this section would not have differed from that contained in the most recent registration amendment. Additionally, the undersigned certifies that the text of the most recent filed registration amendment has been filed electronically.

                               Bragg Capital Trust



                              By: /s/Steven Scruggs
                                 ------------------
                                 Steven Scruggs
                                 President and Secretary